Capital and Capital Reserves	12 Months Ended
Dec. 31, 2018
Capital and Capital Reserves [Abstract]
Capital and Capital Reserves

Note 25 - Capital and Capital Reserves

		Registered and paid up
	Authorized	December 31
	December 31 2017 and 2018	2017	2018
	Number of shares

Ordinary shares of NIS 0.01 par value each	501,000,000	19,203,186	28,003,186

As of December 31, 2018, 5,862,615 ordinary shares of the Company have been purchased pursuant to a share buyback program which was authorized by the Company’s Board of Directors.

In June 2018, the Company conducted a private placement of 8,800,000 of its ordinary shares by means of a tender offer in Israel, to certain institutional, “qualified” and private investors. The Company’s net proceeds from the offering were NIS 97, based on a price of NIS 11.25 per share.

The Company also issued the investors warrants to purchase 4,400,000 additional ordinary shares of the Company. The Warrants were issued, without further consideration, under a warrant agreement. The exercise price of the Warrants is NIS 11.00 per share. The exercise period of the Warrants will terminate on June 30, 2019.